Schedule of Investments (unaudited)
August 31, 2024
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Bombardier, Inc., Class B(a)	20,000	$ 1,373,650
General Electric Co.	85,823	14,986,412
Howmet Aerospace, Inc.	1,245,795	120,418,545
Loar Holdings, Inc.(a)	5,779	428,571
		137,207,178
Automobiles — 0.0%
Rivian Automotive, Inc., Class A(a)	75,233	1,063,042
Biotechnology — 0.0%
Lyell Immunopharma, Inc.(a)	17,684	25,642
Broadline Retail — 0.0%
ContextLogic, Inc., Class A(a)	1,739	9,391
Savers Value Village, Inc.(a)(b)	61,691	545,965
		555,356
Capital Markets — 0.0%
Robinhood Markets, Inc., Class A(a)	50,174	1,009,501
Chemicals — 1.3%
Dow, Inc.	5,504	294,904
DuPont de Nemours, Inc.	279,085	23,512,911
International Flavors & Fragrances, Inc.	64,436	6,700,700
Olin Corp.	755,355	32,986,353
		63,494,868
Commercial Services & Supplies — 1.4%
ACV Auctions, Inc., Class A(a)	39,711	742,993
GFL Environmental, Inc.	1,295,269	56,098,100
Veralto Corp.	86,095	9,679,661
		66,520,754
Construction Materials — 0.1%
CRH PLC	71,082	6,452,113
Consumer Finance — 0.0%
Lufax Holding Ltd., NVS, ADR	143,701	326,201
Consumer Staples Distribution & Retail — 0.0%
Maplebear, Inc.(a)	28,423	1,020,101
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	5,856	1,244,810
Electrical Equipment — 0.1%
GE Vernova, Inc.(a)	17,732	3,564,132
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	72,737	11,210,226
Entertainment — 0.3%
Netflix, Inc.(a)	16,255	11,400,444
ROBLOX Corp., Class A(a)	26,591	1,169,738
		12,570,182
Financial Services — 0.0%
Remitly Global, Inc.(a)	55,558	758,367
Toast, Inc., Class A(a)	39,248	975,705
		1,734,072
Health Care Equipment & Supplies — 0.5%
Envista Holdings Corp.(a)	1,239,068	22,625,382
Neogen Corp.(a)	71,889	1,240,085
Talis Biomedical Corp.(a)	561	2,457
		23,867,924
Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc.(a)	1,467,003	10,430,391
Cigna Group (The)	84,880	30,710,433
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	2,440	$ 1,358,812
Innovage Holding Corp.(a)	41,258	262,401
		42,762,037
Health Care REITs — 0.5%
Welltower, Inc.	203,407	24,547,157
Health Care Technology — 0.0%
Definitive Healthcare Corp., Class A(a)	190,035	891,264
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment, Inc.(a)	859,121	32,337,314
Cava Group, Inc.(a)	50,100	5,713,404
Dutch Bros, Inc., Class A(a)	2,938	91,078
Sweetgreen, Inc., Class A(a)(b)	85,865	2,714,193
		40,855,989
Industrial REITs — 0.1%
Lineage, Inc.(a)	59,095	4,958,071
Insurance — 0.0%
Root, Inc., Class A(a)	1,076	46,655
Interactive Media & Services — 0.3%
Meta Platforms, Inc., Class A	28,792	15,009,558
Reddit, Inc., Class A(a)	21,701	1,302,711
		16,312,269
IT Services — 0.3%
Cloudflare, Inc., Class A(a)	67,465	5,541,575
Shopify, Inc., Class A(a)	77,056	5,707,538
Snowflake, Inc., Class A(a)	25,683	2,933,769
Thoughtworks Holding, Inc.(a)	98,495	428,453
		14,611,335
Life Sciences Tools & Services — 1.5%
Danaher Corp.	247,760	66,724,246
Sotera Health Co.(a)	382,841	5,911,065
		72,635,311
Media — 0.1%
Ibotta, Inc., Class A(a)	65,833	3,764,989
Personal Care Products — 2.0%
Coty, Inc., Class A(a)(b)	5,625,118	52,763,607
Kenvue, Inc.	1,855,237	40,722,452
Oddity Tech Ltd., Class A(a)(b)	114,993	4,231,742
		97,717,801
Pharmaceuticals — 0.7%
Catalent, Inc.(a)	592,180	36,099,293
Professional Services — 0.4%
Legalzoom.com, Inc.(a)	157,880	1,064,111
Sterling Check Corp.(a)(b)	269,933	4,370,215
UL Solutions, Inc., Class A	249,027	13,581,933
		19,016,259
Semiconductors & Semiconductor Equipment — 0.6%
Astera Labs, Inc.(a)	10,024	431,633
GLOBALFOUNDRIES, Inc.(a)(b)	445,025	20,773,767
Lattice Semiconductor Corp.(a)(b)	121,871	5,771,811
		26,977,211
Software — 2.3%
Crowdstrike Holdings, Inc., Class A(a)	37,715	10,457,615
DoubleVerify Holdings, Inc.(a)	2,338,915	46,076,625
Elastic NV(a)	75,011	5,715,088
Enfusion, Inc., Class A(a)	31,418	260,455
Five9, Inc.(a)	56,514	1,822,577

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Freshworks, Inc., Class A(a)	60,090	$ 701,851
Gitlab, Inc., Class A(a)	27,733	1,314,544
Informatica, Inc., Class A(a)	436,991	10,885,446
Klaviyo, Inc., Class A(a)	79,121	2,489,147
ON24, Inc.(a)	38,359	247,416
Riskified Ltd., Class A(a)	9,233	47,827
Rubrik, Inc., Class A(a)(b)	87,767	3,056,047
Salesforce, Inc.	30,794	7,787,803
ServiceNow, Inc.(a)	11,926	10,196,730
Tuya, Inc., ADR(a)	53,398	82,767
Unity Software, Inc.(a)	66,103	1,082,106
Workday, Inc., Class A(a)	28,043	7,380,637
Zoom Video Communications, Inc., Class A(a)(b)	47,228	3,262,510
		112,867,191
Specialty Retail — 0.2%
ATRenew, Inc., ADR(a)	230,816	547,034
Bath & Body Works, Inc.	124,423	3,827,252
Carvana Co., Class A(a)	43,918	6,614,929
		10,989,215
Textiles, Apparel & Luxury Goods — 0.1%
On Holding AG, Class A(a)	98,530	4,628,939
Tobacco — 0.0%
RLX Technology, Inc., ADR	323,056	545,965
Trading Companies & Distributors — 0.1%
Azelis Group NV	108,112	2,259,287
Total Common Stocks — 17.6% (Cost: $582,804,037)		864,352,340
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co. (The), 2.20%, 02/04/26	USD	17,000	16,288,917
Bombardier, Inc.
6.00%, 02/15/28(c)		5,291	5,293,826
8.75%, 11/15/30(c)		6,147	6,703,334
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,530,760
			31,816,837
Banks — 0.6%
JPMorgan Chase & Co., 2.30%, 10/15/25		31,918	31,791,112
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(c)		7,059	6,774,830
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
4.06%, 11/01/24		1,176	1,172,472
3.38%, 11/13/25		4,412	4,310,073
4.39%, 01/08/26		4,412	4,359,045
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	3,705,148
			13,546,738
Consumer Staples Distribution & Retail — 0.1%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		2,800	2,664,297
Diversified Consumer Services — 0.4%
Sotheby’s, 7.38%, 10/15/27(c)		20,957	20,012,819
Security		Par (000)	Value
Diversified REITs — 0.2%
VICI Properties LP, 4.38%, 05/15/25	USD	9,288	$ 9,200,382
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(c)		712	705,706
			9,906,088
Financial Services — 0.9%
Block, Inc., 0.25%, 11/01/27(d)		6,053	5,157,156
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26(c)		20,588	20,535,587
7.38%, 03/01/31(c)		9,722	9,895,732
Coinbase Global, Inc., 3.63%, 10/01/31(c)		4,000	3,296,227
Shift4 Payments, Inc., 0.00%, 12/15/25(d)(e)		2,448	2,862,936
			41,747,638
Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(c)(d)		3,306	4,017,782
Health Care Equipment & Supplies — 0.1%
Merit Medical Systems, Inc., 3.00%, 02/01/29(c)(d)		2,650	3,390,675
Health Care Providers & Services — 1.1%
Brookdale Senior Living, Inc., 2.00%, 10/15/26(d)		7,904	8,497,669
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(c)		7,497	7,255,199
LifePoint Health, Inc., 11.00%, 10/15/30(c)		10,266	11,569,741
Tenet Healthcare Corp.
6.25%, 02/01/27		13,500	13,525,434
4.25%, 06/01/29		13,767	13,210,634
			54,058,677
Health Care REITs — 0.0%
Ventas Realty LP, 2.65%, 01/15/25		1,764	1,744,457
Health Care Technology — 0.1%
Evolent Health, Inc., 3.50%, 12/01/29(c)(d)		3,284	3,728,982
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment, Inc., 8.13%, 07/01/27(c)		11,135	11,371,508
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	8,887,282
			20,258,790
Machinery — 0.0%
Middleby Corp. (The), 1.00%, 09/01/25(d)		1,989	2,309,229
Media — 0.7%
DISH DBS Corp., 5.88%, 11/15/24		450	436,805
DISH Network Corp., 11.75%, 11/15/27(c)		17,400	17,691,711
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(c)		9,000	8,094,252
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	5,639,400
			31,862,168
Metals & Mining — 0.4%
ATI, Inc., 3.50%, 06/15/25(d)		4,240	17,477,280
Passenger Airlines — 0.0%
JetBlue Airways Corp., 0.50%, 04/01/26(d)		1,196	1,091,350
Personal Care Products — 0.4%
Coty, Inc., 5.00%, 04/15/26(c)		16,418	16,342,623
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,300,073
			20,642,696
Software — 0.7%
Bentley Systems, Inc., 0.13%, 01/15/26(d)		3,616	3,635,888

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
BILL Holdings, Inc., 0.00%, 12/01/25(d)(e)	USD	6,091	$ 5,695,085
Box, Inc., 0.00%, 01/15/26(d)(e)		2,399	3,140,291
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	20,512,345
			32,983,609
Technology Hardware, Storage & Peripherals — 0.0%
Super Micro Computer, Inc., 0.00%, 03/01/29(c)(d)(e)		1,905	1,555,414
Wireless Telecommunication Services — 0.4%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	19,688,566
Total Corporate Bonds — 7.6% (Cost: $351,046,521)			373,070,034
Floating Rate Loan Interests(f)
Aerospace & Defense — 0.3%
Transdigm, Inc., Tranche I Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 8.08%, 08/24/28		14,963	15,020,555
Health Care Equipment & Supplies — 1.3%
Medline Borrower LP, Refinancing Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.75%), 8.09%, 10/23/28		61,143	61,263,264
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.
2024 Repricing Advance, (1 mo. CME Term SOFR US at 0.75% Floor + 2.75%), 8.00%, 10/18/28		12,625	12,634,281
2024 Repricing Advance (Term Loan), (1 mo. CME Term SOFR US at 0.75% Floor + 2.75%), 8.00%, 08/08/27		8,752	8,779,205
			21,413,486
IT Services — 0.1%
McAfee Corp., First Amendment Tranche B-1 Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 8.59%, 03/01/29		5,572	5,549,860
Leisure Products — 0.0%
NorthPole Newco S.a r.l., Tranche B-1 Term Loan, (3 mo. PRIME at 0.00% Floor + 7.00%), 15.50%, 03/18/25(g)		4,201	252,059
Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 8.56%, 08/18/30		14,874	14,892,439
Passenger Airlines — 0.5%
LATAM Airlines Group S.A., Initial Term Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 9.50%), 14.95%, 10/12/27		24,625	24,963,594
Software — 1.0%
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 4.00%), 9.33%, 03/30/29		49,970	49,921,684
Security		Par (000)	Value
Specialty Retail — 0.1%
Torrid LLC, Closing Date Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 10.93%, 06/14/28	USD	4,286	$ 3,921,237
Total Floating Rate Loan Interests — 4.0% (Cost: $199,903,519)			197,198,178
	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	623,798
Fixed-Income Funds — 7.5%
iShares iBoxx $ High Yield Corporate Bond ETF(b)(h)	2,622,927	208,103,028
SPDR Bloomberg High Yield Bond ETF	1,690,000	163,625,800
		371,728,828
Total Investment Companies — 7.5% (Cost: $356,858,406)		372,352,626
Preferred Securities
Preferred Stocks — 0.6%
Health Care Providers & Services — 0.3%
Brookdale Senior Living, Inc., 7.00%(d)	167,000	16,008,620
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(g)(i)	166,337	748,516
Trading Companies & Distributors — 0.3%
WESCO International, Inc., Series A, 10.63%(j)	492,129	12,893,780
Total Preferred Securities — 0.6% (Cost: $23,454,392)		29,650,916
Rights
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551
Total Rights — 0.0% (Cost: $ —)		14,551
Total Long-Term Investments — 37.3% (Cost: $1,514,066,875)		1,836,638,645
Short-Term Securities
Money Market Funds — 63.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(h)(k)(l)	52,440,126	52,471,590
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(h)(k)	3,074,407,191	3,074,407,191
Total Short-Term Securities — 63.6% (Cost: $3,126,871,587)		3,126,878,781
Total Investments — 100.9% (Cost: $4,640,938,462)		4,963,517,426
Liabilities in Excess of Other Assets — (0.9)%		(43,903,808)
Net Assets — 100.0%		$ 4,919,613,618
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Affiliate of the Fund.
(i)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $748,516, representing 0.0% of its net assets as of period end, and an original cost of $2,186,006.
(j)	Perpetual security with no stated maturity date.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 62,953,070	$ —	$ (10,509,652)(a)	$ 20,664	$ 7,508	$ 52,471,590	52,440,126	$ 53,563(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,278,697,596	—	(204,290,405)(a)	—	—	3,074,407,191	3,074,407,191	40,546,343	—
iShares iBoxx $ High Yield Corporate Bond ETF	202,306,360	—	—	—	5,796,668	208,103,028	2,622,927	3,074,149	—
				$ 20,664	$ 5,804,176	$ 3,334,981,809		$ 43,674,055	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	39	09/20/24	$ 15,306	$ 84,263
S&P 500 E-Mini Index	529	09/20/24	149,733	(4,463,527)
				$ (4,379,264)

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(y)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	11/22/24	$ 106,439,228	$ 581,317(b)	$ 107,134,878	2.2%
	Monthly	Barclays Bank PLC(c)	11/22/24	(129,859,607)	(1,364,064)(d)	(131,402,902)	5.4
	Monthly	BNP Paribas SA(e)	04/27/26–07/22/26	31,753,833	(214,602)(f)	31,701,639	0.6
	At Termination	Citibank N.A.(g)	02/26/25	(5,334,367)	(7,132,765)(h)	(9,493,358)	4.2
	At Termination	Citibank N.A.(i)	02/26/25	(21,246,707)	(1,853,982)(j)	(24,384,378)	1.0
	At Termination	Goldman Sachs Bank USA(k)	08/19/26	39,012,847	310,452(l)	40,570,322	0.9
	At Termination	JPMorgan Chase Bank N.A.(m)	01/23/25–09/30/25	506,713,864	(27,390,701)(n)	495,210,854	17.8
	At Termination	JPMorgan Chase Bank N.A.(o)	09/11/24–08/26/25	(229,204,293)	(48,741,712)(p)	(286,774,102)	6.4
	At Termination	Morgan Stanley & Co. International PLC(q)	03/24/31–08/31/33	8,916,941	(4,436,224)(r)	5,013,064	0.3
	At Termination	Morgan Stanley & Co. International PLC(s)	02/23/26–07/06/28	123,186,209	42,996,972(t)	173,490,748	3.9
	Monthly	SG Americas Securities, LLC(u)	08/12/25	79,432,193	(210,880)(v)	79,405,416	1.6
	At Termination	UBS AG(w)	09/17/24–02/28/28	66,633,108	(17,983,399)(x)	51,338,840	2.6
					$ (65,439,588)	$ 531,811,021
(b)	Amount includes $(114,333) of net dividends and financing fees.
(d)	Amount includes $179,231 of net dividends and financing fees.
(f)	Amount includes $(162,408) of net dividends and financing fees.
(h)	Amount includes $(2,973,774) of net dividends and financing fees.
(j)	Amount includes $1,283,689 of net dividends and financing fees.
(l)	Amount includes $(1,247,023) of net dividends and financing fees.
(n)	Amount includes $(15,887,691) of net dividends and financing fees.
(p)	Amount includes $8,828,097 of net dividends and financing fees.
(r)	Amount includes $(532,347) of net dividends and financing fees.
(t)	Amount includes $(7,307,567) of net dividends and financing fees.
(v)	Amount includes $(184,103) of net dividends and financing fees.
(x)	Amount includes $(2,689,131) of net dividends and financing fees.
(y)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20 basis points	0-35 basis points	25 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	Sterling Overnight Index Average:
GBP 1-Day
USD Overnight Bank Funding Rate
	(g)	(i)	(k)
Range:	15-20 basis points	0-20 basis points	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate
	(m)	(o)	(q)
Range:	15-46 basis points	0-53 basis points	15-28 basis points
Benchmarks:	RBA Interbank Overnight Cash Rate	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate
USD Overnight Bank Funding Rate
	(s)	(u)	(w)
Range:	15-53 basis points	25-26 basis points	15-25 basis points
Benchmarks:	U.S. Overnight Federal Funds Effective Rate	Euro Short-Term Rate:	Sterling Overnight Index Average:
		EUR 1-Day	GBP 1-Day
		Sterling Overnight Index Average:	USD Overnight Bank Funding Rate
GBP 1-Day
USD Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 22, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	568,645	$ 11,156,815	10.4%
Food Products
Kellanova	460,934	37,155,889	34.7
Pharmaceuticals
Catalent, Inc.	446,877	27,241,622	25.4
Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	884,114	31,580,552	29.5
Total Reference Entity — Long		107,134,878
Net Value of Reference Entity — Barclays Bank PLC		$107,134,878
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 22, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Corteva, Inc.	612,583	$ 35,101,006	(26.7)%
Dow, Inc.	90,275	4,836,934	(3.7)
DuPont de Nemours, Inc.	311,155	26,214,809	(20.0)
International Flavors & Fragrances, Inc.	55,909	5,813,977	(4.4)
		71,966,726
Total Reference Entity — Long		71,966,726
Reference Entity — Short
Common Stocks
Chemicals
Air Products and Chemicals, Inc.	12,325	(3,436,826)	2.6
Albemarle Corp.	30,467	(2,749,647)	2.1
Arcadium Lithium PLC	3,921	(10,626)	0.0
Eastman Chemical Co.	34,283	(3,509,551)	2.7
Ecolab, Inc.	15,296	(3,872,641)	2.9
FMC Corp.	24,432	(1,577,819)	1.2
LyondellBasell Industries NV, Class A	43,307	(4,274,401)	3.3
Mosaic Co. (The)	156,933	(4,483,576)	3.4
PPG Industries, Inc.	27,061	(3,510,623)	2.7
		(27,425,710)
	Shares	Value	% of Basket Value
Construction Materials
Martin Marietta Materials, Inc.	10,966	$ (5,857,599)	4.4%
Vulcan Materials Co.	19,716	(4,834,560)	3.7
		(10,692,159)
Containers & Packaging
Avery Dennison Corp.	19,575	(4,342,714)	3.3
Ball Corp.	35,949	(2,293,905)	1.8
International Paper Co.	63,088	(3,054,721)	2.3
Sealed Air Corp.	65,901	(2,303,240)	1.8
Smurfit WestRock PLC	70,431	(3,339,838)	2.5
		(15,334,418)
Metals & Mining
Freeport-McMoRan, Inc.	223,205	(9,883,517)	7.5
Newmont Corp.	40,413	(2,157,650)	1.7
Nucor Corp.	58,802	(8,932,612)	6.8
		(20,973,779)
Paper & Forest Products
Sylvamo Corp.	4,920	(389,123)	0.3
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	801,513	(105,366,899)	80.2
SPDR S&P 500 ETF Trust	41,136	(23,187,540)	17.6
		(128,554,439)
Total Reference Entity — Short		(203,369,628)
Net Value of Reference Entity — Barclays Bank PLC		$(131,402,902)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates April 27, 2026 to July 22, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Beverages
Britvic PLC	909,659	$ 15,230,083	48.0%
Software
Darktrace PLC	2,132,864	16,471,556	52.0
Total Reference Entity — Long		31,701,639
Net Value of Reference Entity — BNP Paribas SA		$31,701,639

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 26, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Oil, Gas & Consumable Fuels
Hess Corp.	698,611	$ 96,450,234	(1,016.0)%
Total Reference Entity — Long		96,450,234
Reference Entity — Short
Common Stocks
Oil, Gas & Consumable Fuels
Chevron Corp.	716,077	(105,943,592)	1,116.0
Total Reference Entity — Short		(105,943,592)
Net Value of Reference Entity — Citibank N.A.		$(9,493,358)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 26, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	22,381	$ 2,163,348	(8.9)%
Health Care Providers & Services
Cigna Group (The)	1,986	718,554	(2.9)
Elevance Health, Inc.	50,211	27,962,004	(114.7)
		28,680,558
Investment Companies
Equity Funds
iShares U.S. Real Estate ETF	298	29,660	(0.1)
Total Reference Entity — Long		30,873,566
Reference Entity — Short
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	6,312	(3,725,343)	15.3
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	3,386	(4,872,725)	20.0
Waters Corp.	164	(56,801)	0.2
		(4,929,526)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	42,626	(6,332,519)	26.0
Analog Devices, Inc.	20,496	(4,813,281)	19.7
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	22,548	$ (4,447,818)	18.2%
ASML Holding NV, NY Shares	3,692	(3,337,088)	13.7
KLA Corp.	7,892	(6,466,942)	26.5
Lam Research Corp.	6,332	(5,198,635)	21.3
Microchip Technology, Inc.	21,237	(1,744,832)	7.2
Micron Technology, Inc.	21,089	(2,029,605)	8.3
MKS Instruments, Inc.	3,186	(379,867)	1.6
Monolithic Power Systems, Inc.	1,760	(1,645,037)	6.7
ON Semiconductor Corp.	16,900	(1,316,003)	5.4
Qorvo, Inc.	6,560	(760,238)	3.1
Skyworks Solutions, Inc.	9,004	(986,748)	4.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,187	(3,981,208)	16.3
Teradyne, Inc.	9,293	(1,270,632)	5.2
Texas Instruments, Inc.	8,830	(1,892,622)	7.8
		(46,603,075)
Total Reference Entity — Short		(55,257,944)
Net Value of Reference Entity — Citibank N.A.		$(24,384,378)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Providers & Services
Amedisys, Inc.	204,765	$ 20,069,018	49.5%
IT Services
Squarespace, Inc., Class A	369,422	16,801,312	41.4
Trading Companies & Distributors
McGrath RentCorp	57,119	6,177,420	15.2
Total Reference Entity — Long		43,047,750
Reference Entity — Short
Common Stocks
Construction & Engineering
WillScot Holdings Corp., Class A	64,282	(2,477,428)	(6.1)
Total Reference Entity — Short		(2,477,428)
Net Value of Reference Entity — Goldman Sachs Bank USA		$40,570,322

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates January 23, 2025 to September 30, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Commercial Services & Supplies
Stericycle, Inc.	1,145,591	$ 67,887,723	13.7%
Communications Equipment
Juniper Networks, Inc.	888,782	34,555,844	7.0
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	3,422,385	67,147,194	13.6
Energy Equipment & Services
ChampionX Corp.	849,736	26,452,282	5.3
Entertainment
Endeavor Group Holdings, Inc., Class A	931,565	25,599,406	5.2
Health Care Equipment & Supplies
Axonics, Inc.	240,183	16,612,257	3.3
Health Care Providers & Services
Amedisys, Inc.	85,031	8,333,888	1.7
IT Services
Perficient, Inc.	221,890	16,679,471	3.4
Metals & Mining
United States Steel Corp.	1,391,529	52,752,864	10.6
Oil, Gas & Consumable Fuels
Hess Corp.	674,807	93,163,855	18.8
Marathon Oil Corp.	54,883	1,572,398	0.3
Southwestern Energy Co.	2,498,711	15,941,776	3.2
		110,678,029
Pharmaceuticals
Catalent, Inc.	1,486,050	90,589,608	18.3
Software
ANSYS, Inc.	70,712	22,728,251	4.6
HashiCorp, Inc., Class A	3,635,925	123,403,295	24.9
		146,131,546
Trading Companies & Distributors
McGrath RentCorp	76,203	8,241,354	1.7
Total Reference Entity — Long		671,661,466
Reference Entity — Short
Common Stocks
Construction & Engineering
WillScot Holdings Corp., Class A	85,988	(3,313,978)	(0.7)
Consumer Finance
SoFi Technologies, Inc.	52,449	(419,067)	(0.1)
	Shares	Value	% of Basket Value
Energy Equipment & Services
Schlumberger NV	624,556	$ (27,474,218)	(5.5)%
Entertainment
Spotify Technology SA	3,817	(1,308,773)	(0.3)
Financial Services
Block, Inc., Class A	2,024	(133,746)	(0.0)
Ground Transportation
Uber Technologies, Inc.	35,091	(2,566,205)	(0.5)
Health Care Equipment & Supplies
Merit Medical Systems, Inc.	24,111	(2,331,051)	(0.5)
Health Care Technology
Evolent Health, Inc., Class A	60,485	(1,934,310)	(0.4)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	216,638	(16,137,365)	(3.2)
Chevron Corp.	691,676	(102,333,464)	(20.7)
ConocoPhillips	13,996	(1,592,605)	(0.3)
		(120,063,434)
Software
Bentley Systems, Inc., Class B	23,417	(1,205,273)	(0.2)
BILL Holdings, Inc.	3,142	(171,427)	(0.0)
Box, Inc., Class A	77,191	(2,516,427)	(0.5)
Synopsys, Inc.	24,396	(12,675,674)	(2.6)
		(16,568,801)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.	770	(337,029)	(0.1)
Total Reference Entity — Short		(176,450,612)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$495,210,854
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates September 11, 2024 to August 26, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	153,263	$ 39,290,503	(13.7)%
Total Reference Entity — Long		$39,290,503
Reference Entity — Short
Common Stocks
Commercial Services & Supplies
Republic Services, Inc.	83,335	(17,351,180)	6.1
Waste Management, Inc.	75,896	(16,092,988)	5.6
		(33,444,168)

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Investment Companies
Equity Funds
Consumer Staples Select Sector SPDR Fund	314,152	$ (25,920,682)	9.0%
iShares Russell 2000 ETF	90,557	(19,929,785)	6.9
Materials Select Sector SPDR Fund	221,918	(20,922,429)	7.3
SPDR S&P 500 ETF Trust	389,627	(219,624,947)	76.6
VanEck Semiconductor ETF	25,559	(6,222,594)	2.2
		(292,620,437)
Total Reference Entity — Short		$(326,064,605)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(286,774,102)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates March 24, 2031 to August 31, 2033:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	231,091	$ 8,254,570	164.7%
Total Reference Entity — Long		8,254,570
Reference Entity — Short
Common Stocks
Financial Services
Shift4 Payments, Inc., Class A	19,774	(1,643,219)	(32.8)%
Machinery
Middleby Corp. (The)	11,366	(1,598,287)	(31.9)%
Total Reference Entity — Short		(3,241,506)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$5,013,064
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates February 23, 2026 to July 6, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Electric Co.	58,509	$ 10,216,841	5.9%
	Shares	Value	% of Basket Value
Aerospace & Defense (continued)
RTX Corp.	121,099	$ 14,936,351	8.6%
TransDigm Group, Inc.	54,516	74,861,916	43.2
		100,015,108
Chemicals
Olin Corp.	64,670	2,824,139	1.6
Commercial Services & Supplies
Veralto Corp.	1,918	215,641	0.1
Health Care Providers & Services
Cigna Group (The)	73,333	26,532,613	15.3
Elevance Health, Inc.	56,305	31,355,691	18.1
Humana, Inc.	90,646	32,131,288	18.5
		90,019,592
Life Sciences Tools & Services
Danaher Corp.	5,383	1,449,696	0.8
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	92,230	15,016,888	8.7
Total Reference Entity — Long		209,541,064
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co. (The)	7,250	(1,259,615)	(0.7)
Air Freight & Logistics
FedEx Corp.	4,295	(1,283,217)	(0.7)
United Parcel Service, Inc., Class B	9,067	(1,165,563)	(0.7)
		(2,448,780)
Electrical Equipment
Emerson Electric Co.	17,042	(1,796,057)	(1.0)
Rockwell Automation, Inc.	4,208	(1,144,702)	(0.7)
		(2,940,759)
Ground Transportation
Union Pacific Corp.	5,617	(1,438,458)	(0.8)
Health Care Equipment & Supplies
Solventum Corp.	2,093	(134,182)	(0.1)
Health Care Providers & Services
UnitedHealth Group, Inc.	6,864	(4,051,133)	(2.3)
Industrial Conglomerates
3M Co.	13,408	(1,805,923)	(1.1)
Honeywell International, Inc.	6,845	(1,423,144)	(0.8)
		(3,229,067)
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	160	(230,253)	(0.2)
Waters Corp.	525	(181,834)	(0.1)
		(412,087)
Machinery
Caterpillar, Inc.	3,370	(1,200,057)	(0.7)
Cummins, Inc.	4,124	(1,290,193)	(0.7)
Deere & Co.	2,973	(1,146,805)	(0.7)
Illinois Tool Works, Inc.	4,601	(1,164,881)	(0.7)
Stanley Black & Decker, Inc.	11,119	(1,138,141)	(0.6)
		(5,940,077)

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	2,912	$ (432,607)	(0.2)%
Analog Devices, Inc.	4,991	(1,172,086)	(0.7)
Applied Materials, Inc.	3,540	(698,300)	(0.4)
ASML Holding NV, NY Shares	645	(582,996)	(0.3)
KLA Corp.	1,060	(868,596)	(0.5)
Lam Research Corp.	757	(621,505)	(0.4)
Microchip Technology, Inc.	9,707	(797,527)	(0.5)
Micron Technology, Inc.	7,041	(677,626)	(0.4)
MKS Instruments, Inc.	3,370	(401,805)	(0.2)
Monolithic Power Systems, Inc.	629	(587,914)	(0.3)
ON Semiconductor Corp.	5,774	(449,621)	(0.3)
Qorvo, Inc.	3,708	(429,720)	(0.2)
Skyworks Solutions, Inc.	6,021	(659,841)	(0.4)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,287	(907,778)	(0.5)
Teradyne, Inc.	4,856	(663,961)	(0.4)
Texas Instruments, Inc.	5,605	(1,201,376)	(0.7)
		(11,153,259)
Investment Companies
Equity Funds
iShares U.S. Real Estate ETF	17,241	(1,715,997)	(1.0)
SPDR S&P 500 ETF Trust	2,354	(1,326,902)	(0.8)
		(3,042,899)
Total Reference Entity — Short		(36,050,316)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$173,490,748
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with SG Americas Securities, LLC as of period end, termination date August 12, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Beverages
Britvic PLC	1,824,356	$ 30,544,515	38.5%
Chemicals
Covestro AG	38,187	2,340,912	2.9
	Shares	Value	% of Basket Value
Financial Services
Network International Holdings PLC	1,534,000	$ 8,018,117	10.1%
Software
Darktrace PLC	4,985,519	38,501,872	48.5
Total Reference Entity — Long		79,405,416
Net Value of Reference Entity — SG Americas Securities LLC		$79,405,416
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination dates September 17, 2024 to February 28, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Finance
Discover Financial Services	64,356	$ 8,926,821	17.4%
Containers & Packaging
DS Smith PLC	3,363,298	20,713,757	40.3
Metals & Mining
United States Steel Corp.	1,378,582	52,262,044	101.8
Total Reference Entity — Long		81,902,622
Reference Entity — Short
Common Stocks
Consumer Finance
Capital One Financial Corp.	65,592	(9,637,433)	(18.8)
Containers & Packaging
International Paper Co.	432,184	(20,926,349)	(40.7)
Total Reference Entity — Short		(30,563,782)
Net Value of Reference Entity — UBS AG		$51,338,840

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 137,207,178	$ —	$ —	$ 137,207,178
Automobiles	1,063,042	—	—	1,063,042
Biotechnology	25,642	—	—	25,642
Broadline Retail	555,356	—	—	555,356
Capital Markets	1,009,501	—	—	1,009,501
Chemicals	63,494,868	—	—	63,494,868
Commercial Services & Supplies	66,520,754	—	—	66,520,754
Construction Materials	6,452,113	—	—	6,452,113
Consumer Finance	326,201	—	—	326,201
Consumer Staples Distribution & Retail	1,020,101	—	—	1,020,101
Diversified Consumer Services	1,244,810	—	—	1,244,810
Electrical Equipment	3,564,132	—	—	3,564,132
Electronic Equipment, Instruments & Components	11,210,226	—	—	11,210,226
Entertainment	12,570,182	—	—	12,570,182
Financial Services	1,734,072	—	—	1,734,072
Health Care Equipment & Supplies	23,867,924	—	—	23,867,924
Health Care Providers & Services	42,762,037	—	—	42,762,037
Health Care REITs	24,547,157	—	—	24,547,157
Health Care Technology	891,264	—	—	891,264
Hotels, Restaurants & Leisure	40,855,989	—	—	40,855,989
Industrial REITs	4,958,071	—	—	4,958,071
Insurance	46,655	—	—	46,655
Interactive Media & Services	16,312,269	—	—	16,312,269
IT Services	14,611,335	—	—	14,611,335
Life Sciences Tools & Services	72,635,311	—	—	72,635,311
Media	3,764,989	—	—	3,764,989
Personal Care Products	97,717,801	—	—	97,717,801
Pharmaceuticals	36,099,293	—	—	36,099,293
Professional Services	19,016,259	—	—	19,016,259
Semiconductors & Semiconductor Equipment	26,977,211	—	—	26,977,211
Software	112,867,191	—	—	112,867,191
Specialty Retail	10,989,215	—	—	10,989,215
Textiles, Apparel & Luxury Goods	4,628,939	—	—	4,628,939
Tobacco	545,965	—	—	545,965
Trading Companies & Distributors	—	2,259,287	—	2,259,287
Corporate Bonds	—	373,070,034	—	373,070,034
Floating Rate Loan Interests	—	196,946,119	252,059	197,198,178
Investment Companies	372,352,626	—	—	372,352,626
Preferred Securities
Preferred Stocks	12,893,780	16,008,620	748,516	29,650,916
Rights	—	14,551	—	14,551
Short-Term Securities
Money Market Funds	3,126,878,781	—	—	3,126,878,781
	$ 4,374,218,240	$ 588,298,611	$ 1,000,575	$ 4,963,517,426

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 84,263	$ 43,888,741	$ —	$ 43,973,004
Liabilities
Equity Contracts	(4,463,527)	(109,328,329)	—	(113,791,856)
	$ (4,379,264)	$ (65,439,588)	$ —	$ (69,818,852)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt